Refinancing and restructuring operations - Disclosure Of Detailed Information About Refinanced Assets Explanatory (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Allowances for ECL	$ 44,440,936	$ 64,326,062
Refinanced assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Refinanced assets	9,878,773	21,544,682
Allowances for ECL	$ (5,863,219)	$ (8,926,391)